Note 20 - Trade Receivables - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivables	R$ 4,861.0	R$ 4,955.5
Bad debt provision	(676.5)	(603.5)
Trade receivables, net	4,184.5	4,352.0
Related parties (Note 32)	118.6	143.5
Total current trade receivables	R$ 4,303.1	R$ 4,495.5